Document and Entity Information	Jan. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-12793
Entity Registrant Name	STARTEK, INC.
Entity Central Index Key	0001031029
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1370538
Entity Address, Address Line One	4610 South Ulster Street
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	262-4500
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false